FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings from banks and others	$ 30,309,358	$ 27,124,710
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Overnight funds	10,049	8,910
Interbank funds purchased	271,843	972,439
Commitments to transfer open and closed repo operations	2,221,471	3,644,717
Commitments to transfer simultaneous operations	4,106,145	4,422,249
Commitments originated in short positions simultaneous operations	784,651	717,210
Total interbank funds	7,394,159	9,765,525
Borrowings	3,986,088	1,973,866
Lease contracts	1,566,279	1,488,300
Overdrafts in bank checking account	52
Other financial obligations	237,993	7,721
Total borrowings from banks and others	5,790,412	3,469,887
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Overnight funds	7,199	1,733
Interbank funds purchased	450,762	239,390
Commitments to transfer open and closed repo operations	1,162,612	596,134
Commitments to transfer simultaneous operations	73,189	69,633
Total interbank funds	1,693,762	906,890
Borrowings	18,699,150	18,382,147
Lease contracts	769,665	1,393,857
Overdrafts in bank checking account		30,292
Andean Development Corporation		627,600
Letters of credit	1,256,283	1,311,128
Bankers Acceptances	3,793,848	1,909,580
Other financial obligations		219
Total borrowings from banks and others	24,518,946	23,654,823
Total interbank borrowings, overnight funds and borrowings from banks and others	$ 39,397,279	$ 37,797,125